Schedule of Investments (unaudited)	iShares® Global Consumer Staples ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Coles Group Ltd.	558,548	$6,331,491
Endeavour Group Ltd./Australia	517,460	2,251,945
Treasury Wine Estates Ltd.	300,645	2,777,483
Woolworths Group Ltd.	505,835	11,550,952
		22,911,871
Belgium — 1.6%
Anheuser-Busch InBev SA/NV	410,818	24,743,954

Brazil — 0.4%
Ambev SA, ADR	1,848,090	5,026,805
Natura & Co. Holding SA	354,576	770,546
		5,797,351
Canada — 2.0%
Alimentation Couche-Tard Inc.	323,819	14,229,860
George Weston Ltd.	27,080	3,359,800
Loblaw Companies Ltd.	63,355	5,601,817
Metro Inc.	98,182	5,436,266
Saputo Inc.	102,939	2,548,387
		31,176,130
Chile — 0.1%
Cencosud SA	525,868	864,823

Denmark — 0.4%
Carlsberg AS, Class B	40,757	5,406,291

Finland — 0.2%
Kesko OYJ, Class B	114,737	2,535,249

France — 4.7%
Carrefour SA	242,182	4,050,722
Danone SA	263,578	13,892,052
L’Oreal SA	104,869	37,553,332
Pernod Ricard SA	84,904	16,702,522
		72,198,628
Germany — 0.6%
Beiersdorf AG	41,122	4,699,081
HelloFresh SE(a)	73,191	1,597,382
Henkel AG & Co. KGaA	41,086	2,640,378
		8,936,841
Ireland — 0.4%
Kerry Group PLC, Class A	64,407	5,817,898

Japan — 5.7%
Aeon Co. Ltd.	362,417	7,652,606
Ajinomoto Co. Inc.	223,600	6,833,960
Asahi Group Holdings Ltd.	209,898	6,533,623
Japan Tobacco Inc.	456,400	9,201,124
Kao Corp.	193,000	7,662,184
Kikkoman Corp.	80,100	4,216,192
Kirin Holdings Co. Ltd.	345,996	5,273,474
MEIJI Holdings Co. Ltd.	58,600	3,003,731
Nissin Foods Holdings Co. Ltd.	34,500	2,732,206
Seven & i Holdings Co. Ltd.	332,137	14,234,177
Shiseido Co. Ltd.	166,700	8,170,581
Unicharm Corp.	183,100	7,010,207
Yakult Honsha Co. Ltd.	66,020	4,297,740
		86,821,805
Mexico — 1.0%
Fomento Economico Mexicano SAB de CV	765,759	5,958,589
Security	Shares	Value

Mexico (continued)
Grupo Bimbo SAB de CV, Series A	565,738	$2,391,100
Wal-Mart de Mexico SAB de CV	2,100,737	7,394,327
		15,744,016
Netherlands — 1.7%
Heineken Holding NV	45,199	3,490,736
Heineken NV	97,983	9,229,232
Koninklijke Ahold Delhaize NV	433,868	12,474,253
		25,194,221
Norway — 0.4%
Mowi ASA	189,438	3,228,079
Orkla ASA	310,713	2,242,519
		5,470,598
Sweden — 0.4%
Essity AB, Class B	249,168	6,525,007

Switzerland — 8.9%
Barry Callebaut AG, Registered	1,475	2,912,757
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	433	4,412,287
Chocoladefabriken Lindt & Spruengli AG, Registered	45	4,629,756
Nestle SA, Registered	1,065,034	123,021,388
		134,976,188
United Kingdom — 12.5%
Associated British Foods PLC	149,650	2,837,178
British American Tobacco PLC	929,389	36,764,916
Diageo PLC	968,980	42,414,052
Haleon PLC(a)	2,116,778	8,375,277
Imperial Brands PLC	398,137	9,918,038
J Sainsbury PLC	721,837	1,893,246
Marks & Spencer Group PLC(a)	811,774	1,197,568
Ocado Group PLC(a)	301,158	2,235,501
Reckitt Benckiser Group PLC	306,655	21,256,196
Tesco PLC	3,072,569	8,280,165
Unilever PLC	1,092,508	55,158,340
		190,330,477
United States — 56.7%
Altria Group Inc.	745,197	34,062,955
Archer-Daniels-Midland Co.	227,946	21,164,786
Brown-Forman Corp., Class B	76,576	5,029,512
Campbell Soup Co.	83,272	4,725,686
Church & Dwight Co. Inc.(b)	101,070	8,147,253
Clorox Co. (The)	51,344	7,205,104
Coca-Cola Co. (The)	1,086,505	69,112,583
Colgate-Palmolive Co.	347,488	27,378,580
Conagra Brands Inc.	198,509	7,682,298
Constellation Brands Inc., Class A	67,341	15,606,277
Costco Wholesale Corp.	143,211	65,375,821
Estee Lauder Companies Inc. (The), Class A(b)	95,950	23,806,155
General Mills Inc.	247,129	20,721,767
Hershey Co. (The)	61,288	14,192,462
Hormel Foods Corp.	120,392	5,483,856
JM Smucker Co. (The)	44,529	7,056,065
Kellogg Co.	106,164	7,563,123
Keurig Dr Pepper Inc.	352,558	12,572,218
Kimberly-Clark Corp.	140,021	19,007,851
Kraft Heinz Co. (The)	330,345	13,448,345
Kroger Co. (The)	270,255	12,047,968
Lamb Weston Holdings Inc.	59,360	5,304,410
McCormick & Co. Inc./MD, NVS	104,324	8,647,416

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Molson Coors Beverage Co., Class B	77,671	$4,001,610
Mondelez International Inc., Class A	567,748	37,840,404
Monster Beverage Corp.(a)	158,033	16,045,090
PepsiCo Inc.	457,367	82,627,922
Philip Morris International Inc.	644,143	65,193,713
Procter & Gamble Co. (The)	917,749	139,094,038
Sysco Corp.	210,265	16,074,759
Tyson Foods Inc., Class A	120,708	7,514,073
Walgreens Boots Alliance Inc.	298,344	11,146,132
Walmart Inc.	462,903	65,635,016
		860,515,248
Total Common Stocks — 99.2%
(Cost: $1,496,257,114)		1,505,966,596

Preferred Stocks

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	73,489	5,093,720

Total Preferred Stocks — 0.3%
(Cost: $6,491,583)		5,093,720

Total Long-Term Investments — 99.5%
(Cost: $1,502,748,697)		1,511,060,316
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	15,488,498	$15,493,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	600,000	600,000

Total Short-Term Securities — 1.1%
(Cost: $16,090,737)		16,093,144

Total Investments — 100.6%
(Cost: $1,518,839,434)		1,527,153,460

Liabilities in Excess of Other Assets — (0.6)%		(9,123,629)

Net Assets — 100.0%		$1,518,029,831

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation(Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$404,159	$15,086,219	(a)	$—		$378	$2,388	$15,493,144	15,488,498	$6,751	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,390,000	—		(790,000	)(a)	—	—	600,000	600,000	29,050		—
						$378	$2,388	$16,093,144		$35,801		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Consumer Staples Index	70	03/17/23	$5,295	$(56,390)
Euro STOXX 50 Index	5	03/17/23	203	(2,801)
FTSE 100 Index	13	03/17/23	1,170	(963)
				$(60,154)

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
December 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$913,327,022	$592,639,574	$—	$1,505,966,596
Preferred Stocks	—	5,093,720	—	5,093,720
Money Market Funds	16,093,144	—	—	16,093,144
	$929,420,166	$597,733,294	$—	$1,527,153,460
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(56,390)	$(3,764)	$—	$(60,154)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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